Segment Reporting	12 Months Ended
Dec. 31, 2013
Segment Reporting
Segment Reporting

19. Segment Reporting

        As defined in ASC 280, Segment Reporting ("ASC 280"), our reportable segments are based on operating segments with similar economic characteristics and lines of business. Our reportable segments consist of: (i) Homebuilding; (ii) Real Estate Services; and (iii) Amenities.

        During each of the years ended December 31, 2013, 2012 and 2011, substantially all of the revenues of our reportable segments were generated by our Florida operations. Evaluation of segment performance is based primarily on operating earnings.

        Operations of our Homebuilding segment primarily include the construction and sale of single- and multi-family homes. The results of operations for the Homebuilding segment consist of revenues generated from the delivery of homes and land and home site sales, less the cost of home construction, land and land development costs, asset impairments and selling, general and administrative expenses incurred by the segment.

        Operations of our Real Estate Services segment include providing residential real estate brokerage and title services. The results of operations for the Real Estate Services segment consist of revenues generated primarily from those activities, less the cost of such services, including royalties associated with franchise agreements with third-parties, and selling, general and administrative expenses incurred by the segment.

        Operations of our Amenities segment primarily include the construction, ownership and management of recreational amenities in residential communities that we develop in certain Florida markets. Amenities consist of golf courses and country clubs, marinas and resort-style facilities. The results of operations for the Amenities segment consist of revenues from the sale of equity and nonequity memberships, the sale and lease of marina slips, billed membership dues, and golf and restaurant operations, less the cost of such services, asset impairments and selling, general and administrative expenses incurred by the segment. The Amenities segment also includes discontinued operations associated with our retained and operated amenities that have been classified as assets held for sale. However, in accordance with the provisions of ASC 280, the segment information below does not include the results from our discontinued operations (Note 8).

        Each reportable segment follows the same accounting policies as those described in Note 2. The financial position and operating results of our segments, which are included in the table below, are not necessarily indicative of the results and financial position that would have occurred had the segments been independent stand-alone entities during the years presented.

	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Revenues
Homebuilding	$214,016	$146,926	$57,101
Real estate services	80,096	73,070	68,185
Amenities	23,237	21,012	18,986

Total revenues	$317,349	$241,008	$144,272

Operating earnings (loss)
Homebuilding	$24,700	$14,011	$(34,789)
Real estate services	3,124	1,395	(24)
Amenities	(2,048)	(3,242)	(4,980)
Other income	2,642	7,493	2,294
Interest expense	(2,537)	(6,978)	(16,954)
Expenses related to early repayment of debt	(5,105)	(16,984)	—

Income (loss) from continuing operations before income taxes	$20,776	$(4,305)	$(54,453)

	December 31,
	2013	2012
	(in thousands)
Assets
Homebuilding	$283,386	$186,786
Real estate services	17,723	15,056
Amenities	40,973	38,366
Corporate and unallocated	343,404	107,054

Total assets	$685,486	$347,262